Capital stock	12 Months Ended
Mar. 30, 2024
Equity [Abstract]
Capital stock
12.	Capital stock:
Authorized capital
 stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount

Balance as of March 26, 2022	10,797,943	$37,883	7,717,970	$57,755	18,515,913	$95,638

Exercise of stock options and warrants	315,056	1,136	—	—	315,056	1,136

Balance as of March 25, 2023	11,112,999	39,019	7,717,970	$57,755	18,830,969	$96,774

Settlement of stock units	335,000	1,706	—	—	335,000	1,706

Balance as of March 30, 2024	11,447,999	$40,725	7,717,970	$57,755	19,165,969	$98,480